Remuneration System for the Management Board and Employees of the Group - 2021 Performance Share Unit Program(Details) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Oct. 01, 2021	Apr. 01, 2021
Executive Committee [Member]
Performance Share Unit Programs [Line Items]
Performance share units	1,865
2021 April Performance Share Unit [Member]
Performance Share Unit Programs [Line Items]
Performance criteria			100.00%
Percentage of shares vested			25.00%
Performance share units			122,005
Expense from cash-settled share-based payment transactions	€ 701,136
2021 April Performance Share Unit [Member] | Management board [member]
Performance Share Unit Programs [Line Items]
Performance share units			54,232
2021 April Performance Share Unit [Member] | Executive Committee [Member]
Performance Share Unit Programs [Line Items]
Performance share units			12,340
2021 April Performance Share Unit [Member] | Current and Former Employees
Performance Share Unit Programs [Line Items]
Performance share units			55,433
2021 April Performance Share Unit [Member] | Top of range [member]
Performance Share Unit Programs [Line Items]
Performance criteria			200.00%
2021 April Performance Share Unit [Member] | Bottom of range [member]
Performance Share Unit Programs [Line Items]
Performance criteria			0.00%
2021 October Performance Share Unit [Member]
Performance Share Unit Programs [Line Items]
Performance share units		11,209